Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details) - Reconciliation of Basic and Diluted Shares	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Reconciliation of Basic and Diluted Shares [Abstract]
Average common shares outstanding-basic	4,618,409	4,003,358	4,415,392	3,900,847
Effect of dilutive securities-
Warrants	516,797
Employee and director stock options	21,750
Average diluted shares	5,156,956	4,003,358	4,415,392	3,900,847